DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares					Fair Value
	COMMON STOCKS — 10.3%
	BANKING - 10.3%
600,000	First BanCorporation				$ 8,076,000
340,000	Popular, Inc.				21,423,400
	TOTAL COMMON STOCKS (Cost $20,534,978)				29,499,400

	EXCHANGE-TRADED FUNDS — 40.2%
	EQUITY - 40.2%
139,300	iShares MSCI EAFE ETF				9,600,556
160,000	iShares MSCI Emerging Markets ETF				6,072,000
48,000	iShares MSCI India ETF				2,122,560
182,000	iShares Russell 2000 ETF				32,166,680
113,400	SPDR S&P 500 ETF Trust				48,476,232
201,000	Vanguard FTSE Emerging Markets ETF				7,881,210
156,000	Vanguard MSCI Europe ETF				9,037,080
	TOTAL EXCHANGE-TRADED FUNDS (Cost $110,882,952)				115,356,318

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
875,413	Federal National Mortgage Association Series (b)(c)	SOFR30A + 5.886%	0.5710	07/25/38	54,676
984	Lehman Brothers Grantor Trust Series (c)		15.0000	10/24/23	—
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,481)				54,676

	U.S. GOVERNMENT & AGENCIES — 41.7%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.7%(e)
217,133	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	214,979
11,608	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	11,616

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.7% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.7%(e) (Continued)
22,618	Federal Home Loan Mortgage Corporation Series D79168	8.0000	02/01/27	$ 22,603
538,300	Federal Home Loan Mortgage Corporation Series J20654	3.0000	08/01/27	517,318
48,611	Federal Home Loan Mortgage Corporation Series C10178	6.5000	05/01/28	48,965
146,330	Federal Home Loan Mortgage Corporation Series P51380	5.5000	03/01/36	144,358
178,445	Federal Home Loan Mortgage Corporation Series C02554	6.0000	06/01/36	178,515
4,210,641	Federal Home Loan Mortgage Corporation Series SB0645	2.0000	12/01/36	3,616,443
				4,754,797
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.5%(e)
1,193	Federal National Mortgage Association Series 426650	6.5000	03/01/24	1,200
11,331	Federal National Mortgage Association Series 426648	7.0000	04/01/24	11,296
5,826	Federal National Mortgage Association Series 426646	8.0000	10/01/24	5,810
4,727	Federal National Mortgage Association Series 426645	8.5000	10/01/24	4,713
59,130	Federal National Mortgage Association Series 426651	6.5000	03/01/26	59,487
8,122	Federal National Mortgage Association Series 511569	8.5000	07/01/26	8,100
109,651	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	106,573
16,192	Federal National Mortgage Association Series 367023	7.5000	11/01/26	16,136
183,436	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	177,847
24,339	Federal National Mortgage Association Series 367025	8.0000	12/01/26	24,289
526,438	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	506,783
66,325	Federal National Mortgage Association Series 426649	7.0000	02/01/27	66,134
219,013	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	212,146
8,197	Federal National Mortgage Association Series 374925	7.5000	03/01/27	8,169
373,838	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	358,780
273,621	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	262,460
7,341	Federal National Mortgage Association Series 426647	7.5000	06/01/27	7,318
1,045,011	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	994,387
431,737	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	416,894
834,959	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	790,930
87,990	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	83,961
1,016,005	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	963,966
544,598	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	508,554
392,715	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	365,864
659,879	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	616,154
59,293	Federal National Mortgage Association Series 488061	7.0000	04/01/29	59,184

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.7% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.5%(e) (Continued)
590,800	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	$ 551,695
1,277,044	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	1,191,289
1,211,863	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	1,131,658
1,222,785	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	1,141,756
731,144	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	682,810
84,584	Federal National Mortgage Association Series 504137	7.5000	07/01/29	84,225
37,423	Federal National Mortgage Association Series 504148	7.5000	08/01/29	37,311
608,476	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	568,155
34,393	Federal National Mortgage Association Series 523120	7.0000	01/01/30	34,049
684,450	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	639,027
15,552	Federal National Mortgage Association Series 523123	7.5000	02/01/30	15,498
156,756	Federal National Mortgage Association Series 567014	6.5000	03/01/31	157,813
672,770	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	626,406
150,849	Federal National Mortgage Association Series 573448	6.5000	04/01/31	151,891
725,751	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	675,699
1,014,315	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	917,134
429,399	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	399,777
703,485	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	651,502
700,633	Federal National Mortgage Association Series 695394	5.0000	06/01/33	687,302
206,992	Federal National Mortgage Association Series 850040	6.5000	06/01/36	208,910
1,584,733	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,399,077
90,528	Federal National Mortgage Association Series 931180	5.5000	04/01/39	87,861
462,053	Federal National Mortgage Association Series 953131	4.5000	09/01/39	437,006
2,352,772	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,158,153
1,467,426	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,342,350
1,541,033	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,409,681
777,817	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	658,971
558,677	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	473,305
4,424,410	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,740,213
1,456,220	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,231,025
				30,128,684
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 29.5%
2,950	Government National Mortgage Association Series 406062	7.5000	01/15/25	2,946
3,506	Government National Mortgage Association Series 406065	7.5000	01/15/25	3,500

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 29.5% (Continued)
6,597	Government National Mortgage Association Series 439194	7.5000	08/15/25	$ 6,587
27,968	Government National Mortgage Association Series 425509	8.0000	09/15/25	27,970
73,125	Government National Mortgage Association Series 705899	3.5000	01/15/26	69,137
10,249	Government National Mortgage Association Series 385183	7.5000	01/15/26	10,234
19,440	Government National Mortgage Association Series 5127	4.0000	07/20/26	18,193
228,355	Government National Mortgage Association Series 711631	3.5000	02/15/27	211,508
51,665	Government National Mortgage Association Series 5310	3.5000	02/20/27	47,114
337,418	Government National Mortgage Association Series 705941	3.0000	04/15/27	324,544
171,055	Government National Mortgage Association Series 711651	3.5000	05/15/27	158,400
699,080	Government National Mortgage Association Series 740018	3.5000	07/15/27	655,308
318,431	Government National Mortgage Association Series 705951	2.5000	08/15/27	302,807
655,415	Government National Mortgage Association Series 744440	3.5000	10/15/27	613,775
240,630	Government National Mortgage Association Series 705956	2.5000	11/15/27	228,341
25,850	Government National Mortgage Association Series 711707	2.5000	01/15/28	24,582
191,104	Government National Mortgage Association Series 767026	2.5000	02/15/28	181,342
275,034	Government National Mortgage Association Series 721979	2.5000	03/15/28	260,250
334,904	Government National Mortgage Association Series 722012	3.0000	09/15/28	319,111
267,745	Government National Mortgage Association Series 722016	2.5000	12/15/28	252,722
294,996	Government National Mortgage Association Series 722033	3.0000	06/15/29	280,233
41,393	Government National Mortgage Association Series 626932	3.0000	04/15/30	37,493
90,813	Government National Mortgage Association Series 548539	6.0000	10/15/31	90,050
337,907	Government National Mortgage Association Series 635142	3.0000	11/20/31	306,401
105,203	Government National Mortgage Association Series 636427	6.0000	11/15/34	104,441
98,846	Government National Mortgage Association Series 636567	6.0000	07/15/35	98,012
62,563	Government National Mortgage Association Series 643754	6.0000	10/15/35	62,035
165,778	Government National Mortgage Association Series 592885	6.0000	05/15/36	164,569
1,768,910	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,821,559
1,328,893	Government National Mortgage Association Series 722002	3.5000	03/15/38	1,190,540
603,369	Government National Mortgage Association Series 767055	3.0000	05/15/38	526,158
639,373	Government National Mortgage Association Series 767066	3.0000	06/15/38	557,565
2,073,578	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,863,174
706,673	Government National Mortgage Association Series 678638	4.5000	08/15/39	675,291
546,006	Government National Mortgage Association Series 678639	5.0000	08/15/39	529,577
1,682,864	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,610,221

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 29.5% (Continued)
123,405	Government National Mortgage Association Series 719894	4.5000	09/15/39	$ 117,361
981,266	Government National Mortgage Association Series 678642	5.0000	09/15/39	956,457
566,088	Government National Mortgage Association Series 678645	4.5000	10/15/39	541,301
433,775	Government National Mortgage Association Series 678646	5.0000	10/15/39	419,437
413,662	Government National Mortgage Association Series 678643	5.5000	11/15/39	409,523
358,003	Government National Mortgage Association Series 678660	5.0000	03/15/40	346,168
411,508	Government National Mortgage Association Series 722009	3.5000	07/15/40	369,438
1,625,692	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,507,006
361,051	Government National Mortgage Association Series 705894	4.5000	11/15/40	343,007
505,392	Government National Mortgage Association Series 705937	4.0000	01/15/42	468,499
1,790,924	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,612,447
47,541	Government National Mortgage Association Series 5302	3.5000	02/20/42	41,422
1,951,890	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,714,090
1,751,843	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,527,395
1,812,787	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,580,537
1,591,231	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,432,636
919,595	Government National Mortgage Association Series 722008	3.0000	08/15/43	797,226
1,134,027	Government National Mortgage Association Series 722010	3.5000	08/15/43	1,021,005
657,991	Government National Mortgage Association Series 722011	4.0000	08/15/43	609,931
2,147,677	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,933,599
628,666	Government National Mortgage Association Series 722020	3.0000	12/15/43	539,560
1,848,964	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,664,680
3,500,548	Government National Mortgage Association Series 609103	3.5000	01/15/44	3,151,579
2,041,181	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,837,715
2,590,094	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,332,146
1,739,516	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,482,162
2,682,370	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,298,869
8,115,077	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,795,694
5,150,573	Government National Mortgage Association Series 626941	3.0000	05/15/45	4,414,208
2,850,680	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,442,998
2,315,783	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,984,639
1,389,748	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,191,023
1,672,718	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,400,754
2,179,779	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,868,008

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 29.5% (Continued)
1,029,981	Government National Mortgage Association Series 635153	3.0000	12/20/46	$ 878,075
1,992,343	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,699,927
2,199,226	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,841,586
555,410	Government National Mortgage Association Series BC3027	3.0000	03/15/48	475,976
2,113,826	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,800,955
3,189,025	Government National Mortgage Association Series BE1665	4.0000	05/20/48	2,877,535
2,688,244	Government National Mortgage Association Series	4.0000	09/15/48	2,458,356
985,489	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	877,352
789,179	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	702,599
2,765,649	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,527,133
1,930,582	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,764,783
1,146,382	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	1,020,601
969,639	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	854,050
				84,567,138
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $135,103,539)			119,450,619

Shares
	SHORT-TERM INVESTMENT — 7.0%
	MONEY MARKET FUND - 7.0%
20,137,753	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 5.23% (Cost $20,137,753)(g)			20,137,753

	TOTAL INVESTMENTS - 99.2% (Cost $286,715,703)			$ 284,498,766
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			2,186,903
	NET ASSETS - 100.0%			$ 286,685,669

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2023.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total value of these securities is $0 or 0.0% of net assets.
(e)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(f)	Rate disclosed is the seven day effective yield as of September 30, 2023.